Consolidated and Combined Statements of Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues (a)	$ 3,211	$ 3,345	$ 6,399	$ 6,557	$ 13,135	$ 12,863	$ 10,371
Costs and expenses:
Cost of sales	2,919	2,977	5,874	5,973	12,000	11,735	9,310
Operating expenses	161	161	320	316	644	636	605
General and administrative expenses	20	14	35	29	61	59	57
Depreciation, amortization and accretion expense	30	29	60	56	115	113	105
Asset impairment losses					0	3	5
Total costs and expenses	3,130	3,181	6,289	6,374	12,820	12,546	10,082
Operating income	81	164	110	183	315	317	289
Other income, net	1	0	2	0	1	1	2
Interest expense	7	0	7	0	1	1	1
Income before income tax expense	75	164	105	183	315	317	290
Income tax expense	32	56	41	61	105	103	97
Net income	43	108	64	122	210	214	193
Earnings per common share
Basic earnings per common share	$ 0.57	$ 1.43	$ 0.84	$ 1.62
Weighted-average common shares outstanding (in thousands)	75,397	75,397	75,397	75,397
Earnings per common share – assuming dilution
Diluted earnings per common share	$ 0.57	$ 1.43	$ 0.84	$ 1.62
Weighted-average common shares outstanding – assuming dilution (in thousands)	75,407	75,397	75,402	75,397
Supplemental information:
(a) Includes excise taxes of:	$ 336	$ 501	$ 811	$ 979	$ 1,987	$ 1,947	$ 1,853